Borrowings and other financial liabilities - Additional information (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [Line Items]
Derivative financial assets	$ 267,000,000	$ 532,000,000
Interest rate swaps [member]
Disclosure of detailed information about borrowings [Line Items]
Derivative financial liabilities	276,000,000	516,000,000
Rio Tinto Finance (USA) Limited Bonds 7.125% 2028 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings at amortised cost	75,000,000	75,000,000
Interest rate swaps [member]
Disclosure of detailed information about borrowings [Line Items]
Derivative financial assets	99,000,000	108,000,000
Cross currency interest rate swaps [member] | Rio Tinto Finance plc Sterling Bonds 4.0% due 2029 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings notional amount	700,000,000	600,000,000
US Dollars [Member] | Interest rate swaps [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings notional amount	5,700,000,000	7,700,000,000
Euro Member Countries, Euro | Interest rate swaps [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings notional amount	$ 1,500,000,000	$ 1,300,000,000